Securitizations and Other Variable Interest Entities - First Lien Mortgage Securitizations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
First Lien Mortgages
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Gain (loss) on loans securitized	$ 750	$ 715
Servicing fees	1,400	1,800
Servicing advance	7,800	10,400
Loans repurchased from investors and securitization trusts	3,700	5,200
Agency
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash proceeds from new securitizations	27,164	36,905
Gain (loss) on securitizations	894	371
Assets of deconsolidated securitization vehicles	4,500
Gain (loss) on deconsolidation	287
Non-agency | Subprime
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash proceeds from new securitizations	0	809
Gain (loss) on securitizations	0	49
Commercial Mortgage
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash proceeds from new securitizations	7,945	5,710
Gain (loss) on securitizations	49	68
Level 2 | First Lien Mortgages
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transfers of financial assets accounted for as sale initial fair value of assets	$ 22,300	$ 5,400